Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true	[1]
Security Type	Debt
Security Class Title	5.375% Senior Unsecured Notes due 2035
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note
(1)	This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s Registration Statement on Form S-3 (File No. 333-272862), filed with the U.S. Securities and Exchange Commission on June 23, 2023, in accordance with Rule 457(o) under the Securities Act of 1933.

[1]	This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s Registration Statement on Form S-3 (File No. 333-272862), filed with the U.S. Securities and Exchange Commission on June 23, 2023, in accordance with Rule 457(o) under the Securities Act of 1933.